Pension and Post-Retirement and Post-Employment Benefits - Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Interest and dividend receivable excluded from fair value of pension plan assets	$ 39	$ 39
Accruals for pension administration expense excluded from fair value of pension plan assets	5	6
Taxes payable excluded from pension plan assets fair value	2	2
Payable to participants excluded from pension plan assets fair value	4	6
Sale of investments receivable excluded from fair value of pension plan assets	6	17
Purchase of investments payable excluded from fair value of pension plan assets	3	9
Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	8,615	8,071
Total fair value of plan liabilities	1	1
Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	1	1
Pooled Funds [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,958	1,450
Cash and Cash Equivalents [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	144	163
Short-term Securities [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	86	175
Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2	2
Corporate Shares - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	167	142
Corporate Shares - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,670	3,544
Bonds and Debentures - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,491	2,499
Bonds and Debentures - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	97	96
Level 1 [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,723	3,640
Total fair value of plan liabilities	0	0
Level 1 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	0	0
Level 1 [Member] | Pooled Funds [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Cash and Cash Equivalents [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	144	163
Level 1 [Member] | Short-term Securities [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Corporate Shares - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	167	142
Level 1 [Member] | Corporate Shares - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3,412	3,335
Level 1 [Member] | Bonds and Debentures - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 1 [Member] | Bonds and Debentures - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,955	3,002
Total fair value of plan liabilities	1	1
Level 2 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	1	1
Level 2 [Member] | Pooled Funds [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	21	21
Level 2 [Member] | Cash and Cash Equivalents [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member] | Short-term Securities [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	86	175
Level 2 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2	2
Level 2 [Member] | Corporate Shares - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 2 [Member] | Corporate Shares - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	258	209
Level 2 [Member] | Bonds and Debentures - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	2,491	2,499
Level 2 [Member] | Bonds and Debentures - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	97	96
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,937	1,429	$ 1,079
Level 3 [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,937	1,429
Total fair value of plan liabilities	0	0
Level 3 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan liabilities	0	0
Level 3 [Member] | Pooled Funds [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	1,937	1,429
Level 3 [Member] | Cash and Cash Equivalents [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Short-term Securities [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Derivative Instruments [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Corporate Shares - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Corporate Shares - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Bonds and Debentures - Canadian [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	0	0
Level 3 [Member] | Bonds and Debentures - Foreign [Member] | Fair Value, Recurring [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 0	$ 0